Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.5%
Brazil - 1.4%
2,522,600	Ambev S.A.	6,865,986
China - 36.5%
655,447	AIA Group, Ltd.	8,020,555
236,344	Alibaba Group Holding, Ltd.*	6,715,154
55,028	Alibaba Group Holding, Ltd. ADR*	12,476,498
21,550	Baidu, Inc.*	590,441
41,624	Baidu, Inc. ADR*	9,055,301
443,950	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	3,469,760
1,636,000	Brilliance China Automotive Holdings, Ltd.	1,547,984
3,187,000	China Construction Bank Corp.	2,686,375
741,827	China Mengniu Dairy Co., Ltd.*	4,273,486
432,351	China Resources Beer Holdings Co., Ltd.	3,407,694
3,254,000	China Resources Power Holdings Co., Ltd.	4,337,539
126,181	China Tourism Group Duty Free Corp., Ltd.	5,920,157
1,445,811	Dongfeng Motor Group Co., Ltd.	1,348,751
2,660,400	Fangda Carbon New Material Co., Ltd.*	3,324,385
627,000	Galaxy Entertainment Group Ltd.*	5,668,291
116,116	Hong Kong Exchanges & Clearing Ltd.	6,888,686
9,000	Huazhu Group Ltd.*	485,350
82,415	Huazhu Group Ltd. ADR*	4,524,583
1,164,000	Industrial & Commercial Bank of China, Ltd.	837,266
10,103	Kweichow Moutai Co., Ltd.	3,107,180
3,774,000	Lenovo Group, Ltd.	5,386,246
939,894	Longfor Group Holdings, Ltd.	6,233,948
171,000	Midea Group Co., Ltd.	2,154,645
227,757	New Oriental Education & Technology Group, Inc. ADR*	3,188,598
615,833	Ping An Insurance Group Co. of China, Ltd.	7,366,198
494,100	Sany Heavy Industry Co., Ltd.	2,589,405
226,600	Shanghai International Airport Co., Ltd.*	2,008,256
1,278,946	Shimao Group Holdings Ltd.	4,038,407
233,000	Sun Hung Kai Properties, Ltd.	3,528,051
52,330	TAL Education Group ADR*	2,817,971
250,783	Tencent Holdings, Ltd.	20,014,378
204,362	Tencent Music Entertainment Group ADR*	4,187,377
317,784	Trip.com Group, Ltd. ADR*	12,593,780
1,677,500	Yue Yuen Industrial Holdings Ltd.	4,195,118
75,976	Yum China Holdings, Inc.	4,498,539
13,639	Zai Lab Ltd. ADR*	1,819,852
		175,306,205
Czech Republic - 0.7%
128,318	CEZ AS	3,171,237
Hungary - 0.8%
89,885	OTP Bank PLC*	3,842,262
India - 12.1%
961,408	Ambuja Cements Ltd.	4,072,136
61,209	Apollo Hospitals Enterprise, Ltd.	2,435,608
275,260	Aurobindo Pharma, Ltd.	3,326,440
673,679	Axis Bank, Ltd.*	6,467,559
43,371	Bajaj Finance Ltd.	3,070,511
149,757	Escorts, Ltd.	2,645,266
135,168	Housing Development Finance Corp., Ltd.	4,644,285
350,131	ICICI Bank, Ltd.*	2,800,848
303,987	Larsen & Toubro, Ltd.	5,924,986
389,837	Mahindra & Mahindra Ltd.	4,260,759
1,552,079	NTPC, Ltd.	2,271,008
258,866	Reliance Industries Ltd.	7,117,838
59,400	Shriram Transport Finance Co., Ltd.	1,162,910
789,930	State Bank of India*	3,956,954
716,712	Wipro, Ltd.	4,067,578
		58,224,686
Indonesia - 1.1%
1,565,855	Bank Central Asia Tbk PT	3,353,432
4,680,400	Bank Mandiri Persero Tbk PT	1,982,977
		5,336,409
Malaysia - 0.2%
1,186,300	Genting Malaysia Bhd	878,637
Russia - 2.4%
118,072	LUKOIL PJSC ADR	9,541,350
254,133	Rosneft Oil Co. PJSC GDR	1,920,425
		11,461,775
Singapore - 2.0%
296,824	DBS Group Holdings, Ltd.	6,364,320
772,308	Wilmar International, Ltd.	3,119,074
		9,483,394
South Africa - 0.9%
290,186	Sasol, Ltd.*	4,193,017
South Korea - 12.4%
106,320	DB Insurance Co., Ltd.	4,445,904
144,513	Hankook Tire & Technology Co., Ltd.	6,290,066
15,033	Hugel, Inc.*	2,377,689
32,800	KB Financial Group, Inc.	1,616,632
37,575	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	4,456,860
29,020	POSCO	8,222,998
325,448	Samsung Electronics Co., Ltd.	23,544,413
88,440	Shinhan Financial Group Co., Ltd.	2,937,272
48,302	SK Hynix, Inc.*	5,702,618
		59,594,452
Taiwan - 15.3%
216,727	Advantech Co., Ltd.	2,703,500
1,112,500	ASE Technology Holding Co., Ltd.	4,243,719
445,000	Catcher Technology Co., Ltd.	3,306,945
337,230	Chroma ATE, Inc.	2,246,784
3,511,000	Compal Electronics, Inc.	3,296,497
437,493	Delta Electronics, Inc.	4,461,817
160,147	Globalwafers Co., Ltd.	4,245,825
1,709,000	Hon Hai Precision Industry Co., Ltd.	7,496,897
1,844,000	Lite-On Technology Corp.	4,089,495
185,281	MediaTek, Inc.	6,373,077
1,486,457	Taiwan Semiconductor Manufacturing Co., Ltd.	31,303,613
		73,768,169
Thailand - 1.4%
725,200	Bangkok Bank PCL NVDR	2,930,959
1,062,300	Siam Commercial Bank PCL NVDR	3,794,977
		6,725,936
Turkey - 1.0%
2,279,143	Akbank T.A.S.	1,300,609
160,365	Ford Otomotiv Sanayi A.S.	3,754,101
		5,054,710
United Arab Emirates - 0.7%
1,917,808	Abu Dhabi Commercial Bank PJSC	3,235,364
United Kingdom - 1.4%
84,924	Antofagasta PLC	1,978,154
715,954	Standard Chartered PLC*	4,929,759
		6,907,913
United States - 2.2%
94,602	Cognizant Technology Solutions Corp.	7,390,308
181,284	Flex, Ltd.*	3,319,310
		10,709,618
Total Common Stocks (Cost $336,626,715)		444,759,770

Preferred Stocks - 2.1%
Brazil - 1.8%
2,297,148	Cia Energetica de Minas Gerais	5,313,684
629,700	Itau Unibanco Holding S.A.	3,126,880
		8,440,564
South Korea - 0.3%
16,831	Hyundai Motor Co.	1,495,889
Total Preferred Stocks (Cost $11,177,735)		9,936,453

Short-Term Investments - 3.5%
Money Market Funds - 3.5%
16,749,719	First American Government Obligations Fund - Class Z, 0.03%#	16,749,719
Total Short-Term Investments (Cost $16,749,719)		16,749,719
Total Investments - 98.1% (Cost $364,554,169)		471,445,942
Other Assets in Excess of Liabilities - 1.9%		9,302,267
NET ASSETS - 100.0%		$480,748,209

* Non-Income Producing
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$77,082,645	$367,677,125	$-
Preferred Stocks	8,440,564	1,495,889	-
Short-Term Investments	16,749,719	-	-
Total Investments	$102,272,928	$369,173,014	$-